BORROWINGS AND LEASES (Tables)	6 Months Ended
Jun. 28, 2024
Financial Instruments [Abstract]
Disclosure of borrowings
The following table summarises the carrying value of the Group’s borrowings as at the dates presented:

	28 June 2024	31 December 2023
	€ million	€ million
Non-current:
Euro denominated bonds[4]	8,076	8,428
Foreign currency bonds (swapped into Euro)[1]	466	451
Australian dollar denominated bonds	340	338
Foreign currency bonds (swapped into Australian dollar or New Zealand dollar)[1], [4]	328	337
PHP Term loan due 2034[5]	373	—
Lease obligations	548	542
Total non-current borrowings	10,131	10,096

Current:
Euro denominated bonds[2]	350	500
Foreign currency bonds (swapped into Euro)[1], [3]	—	588
Australian dollar denominated bonds	—	62
PHP 3.5 billion 6% Loan 2025[6]	56	—
Euro commercial paper[7]	1,133	—
Bank overdrafts[8]	334	—
Lease obligations	148	150
Total current borrowings	2,021	1,300
[1] Cross currency swaps are used by the Group to swap foreign currency bonds into the required local currency.
[2] In May 2024, the Group repaid on maturity the outstanding amount related to the €500 million 1.125% Notes 2024.
[3] In May 2024, the Group repaid on maturity the outstanding amount related to the $650 million 0.8% Notes due 2024.
[4] Some bonds are designated in full or partially in a fair value hedge relationship.
[5] In February 2024, in connection with the Acquisition, the Group entered into a term loan facility agreement with the Bank of Philippine Islands. A term loan facility in an aggregate amount of US$500 million was made available under the agreement to be utilised in PHP. On 20 February 2024, the Group drew down a PHP 23.5 billion (US$420 million) loan under the facility with a maturity date of 20 February 2034. The vast majority of the balance (90% of the total principal amount) is repayable in full upon maturity. In April 2024, the remaining undrawn portion of this facility was subsequently cancelled.
[6] Included within the Group's borrowings as at 28 June 2024 is a short term loan denominated in PHP assumed as part of the Acquisition.
[7] During the 6 month period ending 28 June 2024, the Group issued €4,778 million and repaid €3,645 million Euro commercial paper. During the 6 month period ending 30 June 2023, the Group issued €3,914 million and repaid €3,371 million Euro commercial paper. The issuance net of repayments of Euro commercial paper is presented as changes in short-term borrowings in our condensed consolidated interim statement of cash flows.
[8] Included within bank overdrafts is €334 million in relation to a notional pooling arrangement for which an offsetting agreement is in place but does not meet the criteria for net presentation on the condensed consolidated interim statement of financial position. A corresponding amount is also shown in cash and cash equivalents.